Income tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Other operations	$ (9,659,000)	$ (23,576,000)	$ (20,657,000)	$ (47,905,000)	$ (75,822,000)	$ (73,317,000)
ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Other operations					(57,581,200)	(123,674,959)
Canada | ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Other operations					(30,999,187)	(90,933,403)
United States | ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Other operations					(26,464,823)	(32,734,055)
Other Countries | ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Other operations					$ (117,190)	$ (7,501)